S000000003 [Member] Investment Strategy - SA Franklin Core Fixed Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in debt and fixed income securities.
SunAmerica has engaged Franklin Advisers, Inc. (the “Subadviser”) to make the day to day investment decisions for the Portfolio pursuant to investment guidelines provided by SunAmerica.
Although the Portfolio may invest in debt and fixed income securities of any maturity, under normal market circumstances, the target dollar-weighted average effective duration for the Portfolio is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by Subadviser based on the Bloomberg U.S. Aggregate Bond Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The Portfolio presently intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will generally only purchase debt securities rated, at the time of purchase, at least Baa3 by Moody’s Investors Service or BBB- by S&P Global Ratings, or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated (as determined by the Subadviser). These securities are known as investment grade securities. The Portfolio may invest in securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. The Portfolio may invest up to 15% of its total assets in the securities of non-U.S. issuers and may invest a substantial portion of its assets in mortgage-backed and asset-backed securities. The Portfolio may purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Portfolio may acquire securities on a when-issued, delayed delivery or to-be-announced basis. These transactions are arrangements under which the Portfolio buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.
The Portfolio may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions may include, but are not limited to, futures contracts on securities, securities indexes, currencies, interest rates or other financial instruments; options, including call and put options, purchased or written options, and options on securities, securities indexes, currencies, futures contracts, swaps or other instruments; and swaps, including total return swaps, equity swaps, index swaps, interest rate swaps, currency swaps, credit default swaps, volatility swaps and other swap agreements or similar instruments. In particular, the Portfolio may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), credit default swap indices, options (including options on credit default swaps) and futures contracts. Other instruments may also be used from time to time.